UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2013 to March 31, 2013

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported)

February 10, 2014

U.S. Education Loan Trust IV, LLC

(Exact name of securitizer as specified in its charter)

0001418253
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Henry B. Howard (786) 777-0300

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date February 10, 2014

U.S. EDUCATION LOAN TRUST IV, LLC

By: U.S. Education Finance IV Management Corporation

By: /s/ Henry B. Howard

Name: Henry B. Howard

Title: President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date February 10, 2014

U.S. EDUCATION LOAN TRUST IV, LLC

By: U.S. Education Finance IV Management Corporation

By:

Name: Henry B. Howard

Title: President and Chief Executive Officer